SECURITIES ACT FILE NO.  33-91706
                                               SECURITIES ACT FILE NO. 333-59745
                                               SECURITIES ACT FILE NO.  33-72226
                                               SECURITIES ACT FILE NO.  33-67852
                                               SECURITIES ACT FILE NO.  33-56094
                                               SECURITIES ACT FILE NO.   2-72428
                                               SECURITIES ACT FILE NO. 333-02265


                             ING INTERNATIONAL FUNDS

                        SUPPLEMENT DATED AUGUST 22, 2002
                        TO THE CLASS A, B, C, I, M AND Q
                ING INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002,
                        AS SUPPLEMENTED ON APRIL 11, 2002

1. The table included in the section entitled "Dealer Commissions and Other Incentives" on page 113 of the Statement of Additional Information is hereby substituted with the following:

DEALER COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M Shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                                             DEALERS' REALLOWANCE AS A
                                           PERCENTAGE OF OFFERING PRICE
                                           ----------------------------
     AMOUNT OF TRANSACTION                  CLASS A            CLASS M
     ---------------------                  -------            -------
       Less than $50,000                     5.00%              3.00%
       $50,000 - $99,999                     3.75%              2.00%
      $100,000 - $249,999                    2.75%              1.00%
      $250,000 - $499,000                    2.00%              1.00%
      $500,000 - $999,999                    1.75%              None
      $1,000,000 and over                  See below            None


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE